Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (6,872)	₨ 2,250	₨ (1,325)
Remeasurements of defined benefit liability [member]
Actuarial (gain)/loss
- Change in demographic assumptions	0	0	0
- change in financial assumptions	(2,806)	3,271	1,250
- experience variance	(4,066)	(1,021)	(2,575)
- return on plan assets, excluding amounts recognized in net interest expense/ income	₨ 1,493	₨ 14,784	₨ (66)